Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of March 31, 2026, and 2025, intangible assets, net, consisted of the following:

	As of March 31,
	2026	2025
Contractual rights to acquire copyrights and patents	$6,426,218	$-
Copyrights and patents	1,071,035	-
Eligibility rights to trade on or through SEHK	63,811	64,268
Trademarks	4,551,905	-
Less: accumulated amortization	(1,011,430)	-
Total intangible assets, net	$11,101,539	$64,268

Schedule of Aggregate Intangible Asset Amortization Expense

The estimated aggregate intangible asset amortization expense for the future fiscal years is as follows:

For the years ending March 31,	Estimated Amortization Expense
2027	$2,038,383
2028	1,633,330
2029	1,589,608
2030	1,526,227
2031	1,526,227
Over 5 years	2,723,953
$11,037,728